Post-employment Benefit - Schedule of Defined Benefit Obligation (Details)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Defined Benefit Obligation [Abstract]
Discount rate	3.30%	3.20%
Future salary increases	3.50%	3.90%
Expected investment return on offsetable MPF accrued benefits	3.30%	3.20%